Leases	3 Months Ended
Mar. 31, 2026
Leases [Abstract]
LEASES
12.	LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Operating lease right-of-use assets, net	$2,243	$2,056

Lease liabilities - current	$834	$835
Lease liabilities – non-current	1,333	1,157
Total operating lease liabilities	$2,167	$1,992

The components of lease expenses were as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Lease cost
Amortization of right-of-use assets	$231	$229
Interest of operating lease liabilities	6	19
Total Lease cost	$237	$248

For the three months ended March 31, 2025 and 2026, the short-term lease expenses amounted to $40 and $40, respectively.

Other information related to leases where the Group is the lessee is as follows:

	For the three months ended March 31,
	2025	2026
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term	1.00	2.23
Weighted-average discount rate	4.30%	3.51%

As of March 31, 2026, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended March 31,	Operating Leases
Remaining of 2026	682
2027	809
2028	589
Total lease payments	2,080
Less: imputed interest	(88)
Total	$1,992